Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents.
Bank balances and cash in hand	$ 284.6	$ 372.7
Demand deposits	201.0	649.4
Money Market Funds	435.9
Total cash and cash equivalents	$ 921.5	$ 1,022.1	$ 1,543.3	$ 570.4